Income Taxes (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Expected tax expense (benefit) - federal	$ (1,449,000)	$ (3,009,000)
Expected tax expense (benefit) - state	(159,000)	(321,000)
Foreign rate differential	(23,000)	0
Change in fair value of derivative liability - embedded conversion feature	0	776,000
Permanent items	22,000	1,000
True-up	(135,000)	0
Change in valuation allowance	1,744,000	2,553,000
Actual tax expense	$ 0	$ 0